Other Payables and Accruals	12 Months Ended
Dec. 31, 2017
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Other Payables and Accruals
32	OTHER PAYABLES AND ACCRUALS

	2017	2016
	RMB million	RMB million
Salaries, wages and benefits	2,711	3,662
Take-off and landing charges	2,707	2,323
Fuel cost	1,369	1,774
Expenses related to aircraft overhaul conducted	1,760	1,253
Advance from customers	1,342	966
Duties and levies payable	1,483	1,507
Other accrued operating expenses	1,848	1,561
Deposits received from ticket sales agents	549	764
Current portion of other long-term liabilities (note 36)	1,038	635
Staff housing allowance	323	363
Amounts due to related parties (note 47(c)(ii))	2,111	2,534
Current portion of post-retirement benefit obligations (note 37(b))	168	173
Others	2,455	2,735

	19,864	20,250